Acquisitions (Schedule Of Pro Forma Consolidated Results) (Details) (Paladin Labs Inc., USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Paladin Labs Inc.
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Revenue	$ 2,423,683	$ 2,392,687
Net loss attributable to Endo International plc	$ (727,961)	$ (574,407)
Basic and diluted net (loss) income per share (in dollars per share)	$ (4.96)	$ (5.07)
Business Acquisition, Pro Forma Earnings Per Share, Diluted	$ (4.64)	$ (4.79)